UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200

Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe St

Chicago, IL 60603
(Name and address of agent for service)

800-621-1675

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

INNOVATOR

Annual Report

IBD 50® ETF (FFTY)

INNOVATOR MCKINLEY INCOME FUND

Investor Class (IMIFX) | Class I (IMIIX)
October 31, 2017
Innovator ETFs Trust *(Formerly, Academy Funds Trust)*

INNOVATOR ETFs TRUST

Dear Valued Shareholders,

Thank you for your continued support of the Innovator IBD® 50 Fund (FFTY) and the Innovator McKinley Income Fund (IMIFX-IMIIX). Innovator Capital Management, LLC looks forward to continuing to work together. As we look to the near future, we are hopeful to offer exciting new solutions that will continue to incorporate Investor’s Business Daily’s (“IBD”) proprietary stock evaluation process and McKinley’s broad institutional investment research capabilities.

The following shareholder letter covers the one year period ended October 31, 2017.

The U.S. and global equity markets extend gains over the reporting period, and the consensus outlook for global growth continues to be robust. Despite signs of economic growth, ten-year U.S. bond yields fell towards 2% in September before rebounding in the fourth quarter. Deflationary forces were further assisted by weak oil prices during the first half of 2017, but Brent crude oil prices have rallied 30% from the low in June, as short-term hurricane impacts combined with OPEC supply constraints to drive continued inventory reductions. Investors are digesting the recent passage of a major overhaul in the U.S. tax code.

Innovator IBD®50 ETF

We are excited to highlight the strong performance of the IBD 50® Fund (FFTY), which is the only ETF to provide access to Investor Business Daily’s signature IBD® 50 list of companies. Published by IBD for over a decade, the IBD® 50 provides investors access to a select list of growth companies exhibiting both strong relative strength and fundamentals.

For the one year period ended October 31, 2017, the Innovator IBD® 50 Fund had a total return of 50.88% (by net asset value) compared to 23.63% for the S&P 500® Total Return Index over the same period.  Much of the outperformance was driven by a higher allocation to growth-oriented stocks and specifically information technology and financial sector stocks when compared to the S&P 500 Index.  Basic materials and energy were significantly underweighted. Nvidia, Cognex and TAL Education were the top contributors to performance, gaining more than 100% during the period. Macom Technologies was the largest laggard.

The ETF remains positioned in the market to provide investors with exposure to a highly concentrated growth portfolio based on the time-tested investment strategy of IBD.

INNOVATOR ETFs TRUST

Innovator McKinley Income Fund

For the one year period ended October 31, 2017, the Investor Class of the Innovator McKinley Income Fund posted a positive total return of 12.26%. The top sector contributors were financials and consumer discretionary, while utilities and industrials were slightly negative.  A significant portion of the positive performance was driven by a rebound in Master Limited Partnership (“MLP’) names that have not recovered from the high-yield draw down experienced in 2014 and 2015. Business Development Companies (“BDCs”) were the second largest contributor to performance for the fiscal year.

On individual position level, top contributors include Apollo Global Management, KKR & Co and Blackstone Group LP. Detractors were energy related names such as Nustar Energy LP, Energy Transfer Partners LP and Just Energy Group Inc.

The portfolio is positioned for a continued rebound in energy prices, an increase in infrastructure spending, and a less stringent corporate tax structure policy.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance as of the most recent month end, please visit www.innovatoretfs.com.

It is not possible to invest directly in an index.

Opinions expressed are those of the Advisor. The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

Investing involves risks. Principal loss is possible. The Fund's return may not match the return of the Index. Along with general market risks, an ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Additionally, the Fund may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small-and mid-cap companies can have limited liquidity and greater volatility than large-cap companies. Also, ETFs face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETFs are bought and sold at market price and not individually redeemed from the fund. Brokerage commissions will reduce returns.

INNOVATOR ETFs TRUST

Mutual Fund investing involves risk. Principal loss is possible. While the Innovator McKinley Income Fund is classified as diversified, diversification does not ensure a profit, nor does it protect against a loss in a declining market. Additionally, it may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. Small and mid-cap companies can have limited liquidity and greater volatility than large-cap companies. Debt securities will typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Closed-end funds and Business Development Companies (BDCs) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of their shares may trade at a discount to their net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact their ability to sell shares. Additionally, they may employ leverage which can increase volatility. BDCs may invest in smaller companies and may therefore carry risks similar to those of private equity or venture capital funds. Closed-end funds, BDCs, and exchange-traded funds may experience many of the same risks associated with individual securities. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. The fund may not receive the same tax treatment as a direct investment in a master limited partnership. The Fund may have concentrations in REITs and real estate securities with additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Royalty trusts are subject to additional risks such as: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts.

INNOVATOR ETFs TRUST

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely regarded as representative of the equity market in general.

IBD® 50 refers to the 50 stocks included in the IBD® 50 Index.

Standard Deviation is a measure of how spread out the prices or returns of asset are on average. Beta is a measure of volatility. Sharpe Ratio is a risk-adjusted measure calculated using standard deviation. Return/Risk is the relationship between the amount of return gained on an investment and the amount of risk undertaken in that investment.

The "IBD®" mark and logo have been licensed to the Adviser by Investor's Business Daily, Inc. (IBD) for use in connection with the Fund under certain circumstances. The Fund is not sponsored, endorsed or sold by IBD. IBD makes no representation regarding the advisability of investing in the Fund. Investor's Business Daily® and CAN SLIM® marks and associated logos are used with permission by IBD.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

This report must be preceded or accompanied by a prospectus. The Fund's investment objectives, risks, charges and expenses should be considered before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator Capital Management, LLC is the advisor to the Innovator McKinley Income Fund and Innovator IBD® 50 ETF.

The Innovator McKinley Income Fund is distributed by Quasar Distributors, LLC. The Innovator IBD® 50 ETF is distributed by Foreside Fund Services, LLC. Quasar and Foreside are not affiliated.

INNOVATOR MCKINLEY INCOME FUND

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator McKinley Income Fund – Investor Class from its performance inception date(1) to October 31, 2017 as compared with the S&P 500® Index.

	Average Annual Total Returns
	As of October 31, 2017
			Since
	1 Year	3 Years	Inception(1)
Innovator McKinley Income Fund
Investor Class	12.26%(2)	1.20%	3.53%
S&P 500® Index	23.63%	10.77%	13.82%

(1)	Inception date for performance is March 27, 2013 for the Investor Class Shares. Prior to December 1, 2015 the Investor Class Shares were designated as Class A Shares.
(2)

Performance return does not align with the performance stated in the Financial Highlights as the Fund’s fiscal year ended October 31, 2017 consisted of eleven months due to the Fund’s fiscal year-end change.

INNOVATOR MCKINLEY INCOME FUND

Index Comparison (Unaudited) (Continued)

Performance data quoted represents past performance and does not guarantee future results.  On February 12, 2016, the Innovator McKinley Income Fund acquired the McKinley Diversified Income Fund (the “Predecessor Fund”), a series of Professionally Managed Portfolios, in a reorganization (the “Reorganization”). The Predecessor Fund’s performance prior to February 12, 2016 has been adopted by the Fund following the Reorganization. The Predecessor Fund was advised by McKinley Capital Management, LLC.  The performance of the Investor Class of the Fund is based off of the performance of the Investor Class shares of the Predecessor Fund.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

INNOVATOR IBD® 50 ETF

Index Comparison (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to October 31, 2017 as compared with the S&P 500® Index.

Innovator IBD® 50 ETF

Growth of a Hypothetical $10,000 Investment

at October 31, 2017 vs. S&P 500® Index

	Average Annual
	Total Returns As of
	October 31, 2017
		Since
	1 Year	Inception(1)
Innovator IBD® 50 ETF
NAV Return	50.88%(2)	11.88%
Market Return	51.04%	11.93%
S&P 500® Index	23.63%	10.94%

(1)	Inception date is April 8, 2015
(2)

Performance return does not align with the performance stated in the Financial Highlights as the Fund’s fiscal year ended October 31, 2017 consisted of eleven months due to the Fund’s fiscal year-end change.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.

INNOVATOR IBD® 50 ETF

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR ETFs TRUST

Innovator McKinley Income Fund (Unaudited)

Investments by Security Type as of October 31, 2017

(as a Percentage of Total Investments)

Innovator IBD® 50 ETF (Unaudited)

Investments by Sector as of October 31, 2017

(as a Percentage of Total Investments)

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees (with respect to the Innovator McKinley Income Fund), and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017 for each Fund.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period*
Innovator McKinley Income Fund
Investor Class	$1,000.00	$997.60	$6.04
Innovator IBD® 50 ETF (NAV)	$1,000.00	$1,267.10	$4.57

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2017 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Innovator IBD® 50 ETF.  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period*
Innovator McKinley Income Fund
Investor Class	$1,000.00	$1,019.16	$6.11
Innovator IBD® 50 ETF (NAV)	$1,000.00	$1,021.17	$4.08

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – October 31, 2017

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 13.30%
Diversified - 5.07%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,131	$700,892
New Residential Investment Corp.	45,301	798,657
		1,499,549
Health Care - 1.25%
Physicians Realty Trust	21,350	371,063
Hotels - 1.19%
Hospitality Properties Trust	12,307	351,734
Mortgage - 4.03%
Agree Realty Corp.	5,444	257,447
Capstead Mortgage Corp.	26,441	233,209
Invesco Mortgage Capital, Inc.	24,349	419,290
MFA Financial, Inc.	34,476	284,082
		1,194,028
Regional Malls - 1.76%
Washington Prime Group, Inc.	66,495	520,656
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,605,183)		$3,937,030

COMMON STOCKS - 25.62%

Amusement Parks and Arcades - 0.84%
Six Flags Entertainment Corp.	3,984	$250,155
Depository Credit Intermediation - 3.52%
Banco Santander SA - ADR	75,848	511,215
PacWest Bancorp.	10,968	529,974
		1,041,189
Electric Power Generation, Transmission and Distribution - 1.31%
Just Energy Group, Inc.	69,838	388,299
Other Telecommunications - 3.14%
AT&T, Inc.	17,310	582,481
Verizon Communications, Inc.	7,216	345,430
		927,911

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – October 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Petroleum and Coal Products Manufacturing - 3.87%
BP Plc - ADR	12,407	$504,593
Royal Dutch Shell Plc - ADR	10,149	639,691
		1,144,284
Pharmaceutical and Medicine Manufacturing - 3.25%
AstraZeneca Plc - ADR	10,348	357,006
GlaxoSmithKline Plc - ADR	6,082	221,567
Merck & Co., Inc.	6,984	384,749
		963,322
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 1.08%
LyondellBasell Industries N.V. - Class A	3,088	319,701
Securities and Commodity Contracts Intermediation and Brokerage - 1.06%
Lazard Ltd.	6,574	312,528

Tobacco Manufacturing - 3.76%
British American Tobacco Plc - ADR	2,867	184,635
Imperial Brands Plc - ADR	5,700	235,638
Vector Group Ltd.	33,336	692,722
		1,112,995
Traveler Accommodation - 1.01%
InterContinental Hotels Group Plc - ADR	5,401	300,242
Waste Treatment and Disposal - 1.38%
Covanta Holding Corp.	25,301	407,346
Wireless Telecommunications Carriers (except Satellite) - 1.40%
Vodafone Group Plc - ADR	14,266	413,429
TOTAL COMMON STOCKS (Cost $7,081,443)		$7,581,401

MASTER LIMITED PARTNERSHIPS - 33.74%

Amusement Parks and Arcades - 2.65%
Cedar Fair L.P.	12,507	$782,938
Gasoline Stations - 2.33%
AmeriGas Partners L.P.	15,218	688,614

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – October 31, 2017 (Continued)

	Shares	Value
MASTER LIMITED PARTNERSHIPS (Continued)

Lessors of Real Estate - 2.23%
Icahn Enterprises L.P.	11,953	$659,686
Management of Companies and Enterprises - 1.88%
Compass Diversified Holdings, LLC	32,451	556,535
Natural Gas Distribution - 1.27%
Antero Midstream Partners L.P.	13,138	377,061
Oil and Gas Extraction - 1.66%
Enterprise Products Partners L.P.	20,011	490,270
Other Financial Investment Activities - 14.11%
AllianceBernstein Holding L.P.	31,101	803,961
Apollo Global Management, LLC	30,171	952,800
Blackstone Group L.P.	25,091	835,279
KKR & Co. L.P.	42,788	857,899
The Carlyle Group L.P.	32,949	726,526
		4,176,465
Pipeline Transportation of Crude Oil - 5.61%
Energy Transfer Partners L.P.	41,017	714,106
Magellan Midstream Partners L.P.	7,759	533,121
Nustar Energy L.P.	12,451	414,618
		1,661,845
Scientific Research and Development Services - 2.00%
Enviva Partners L.P.	21,394	592,614
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $8,921,714)		$9,986,028

BUSINESS DEVELOPMENT COMPANIES - 16.08%

Business Development Companies - 16.08%
Ares Capital Corp.	53,657	$862,805
Goldman Sachs BDC, Inc.	25,213	558,216
Golub Capital BDC, Inc.	14,344	271,962
Hercules Capital, Inc.	39,811	496,443
Main Street Capital Corp.	21,903	879,844
Newtek Business Services Corp.	32,783	562,884
OFS Capital Corp.	24,626	320,384
Solar Capital Ltd.	38,073	807,528

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – October 31, 2017 (Continued)

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES (Continued)

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $4,215,623)		$4,760,066

EXCHANGE TRADED FUNDS - 3.06%

Other Investment Pools and Funds - 3.06%
Vanguard High Dividend Yield ETF	10,986	$906,125
TOTAL EXCHANGE TRADED FUNDS (Cost $912,029)		$906,125

INVESTMENT COMPANIES - 3.42%

Closed-end Funds - 3.42%
Cohen & Steers Infrastructure Fund, Inc.	23,154	$538,562
Nuveen Floating Rate Income Fund	40,730	473,690
TOTAL INVESTMENT COMPANIES (Cost $949,584)		$1,012,252

SHORT TERM INVESTMENTS - 4.74%

Money Market Funds - 4.74%
First American Government Obligations Fund - Class X, 0.94%(a)	1,401,359	$1,401,359
TOTAL MONEY MARKET FUNDS (Cost $1,401,359)		$1,401,359

Total Investments (Cost $27,086,935) - 99.96%		$29,584,261
Other Assets in Excess of Liabilities - 0.04%		10,413
TOTAL NET ASSETS - 100.00%		$29,594,674

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Schedule of Investments – October 31, 2017

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.49%

Diversified - 0.49%
CoreSite Realty Corp.	8,023	$888,547
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $891,101)		$888,547

COMMON STOCKS - 99.44%

Advertising, Public Relations, and Related Services - 0.52%
The Trade Desk, Inc. (a)	14,423	$950,764
Business Support Services - 7.11%
Atlassian Corp Plc (a)	111,238	5,380,581
PayPal Holdings, Inc. (a)	52,044	3,776,313
TransUnion (a)	71,779	3,767,680
		12,924,574
Computer and Peripheral Equipment Manufacturing - 3.64%
Arista Networks, Inc. (a)	33,102	6,616,759
Computer Systems Design and Related Services - 3.75%
Control4 Corp. (a)	231,661	6,822,416
Depository Credit Intermediation - 2.03%
Grupo Supervielle SA - ADR	137,354	3,682,461
Electronic Shopping and Mail-Order Houses - 1.72%
Nutrisystem, Inc.	62,731	3,133,413
General Freight Trucking - 0.54%
Old Dominion Freight Line, Inc.	8,120	983,576
Health and Personal Care Stores - 1.85%
PetMed Express, Inc.	95,236	3,367,545
Insurance Carriers - 1.99%
Centene Corp. (a)	19,641	1,839,772
Essent Group Ltd. (a)	41,803	1,781,644
		3,621,416

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Schedule of Investments – October 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Manufacturing and Reproducing Magnetic and Optical Media - 0.51%
Guidewire Software, Inc. (a)	11,681	$934,246
Medical Equipment and Supplies Manufacturing - 2.36%
Align Technology, Inc. (a)	17,926	4,283,955
Motor Vehicle Body and Trailer Manufacturing - 2.08%
Thor Industries, Inc.	27,700	3,773,294
Motor Vehicle Parts Manufacturing - 2.91%
Fox Factory Holding Corp. (a)	124,442	5,295,007
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 6.04%
Cognex Corp.	44,637	5,497,047
Coherent, Inc. (a)	20,864	5,481,181
		10,978,228
Other Amusement and Recreation Industries - 1.02%
Planet Fitness, Inc.	69,562	1,853,132
Other Financial Investment Activities - 3.34%
Alarm.com Holdings, Inc. (a)	111,238	5,192,589
BGC Partners, Inc.	57,141	866,829
		6,059,418
Other General Merchandise Stores - 1.96%
Five Below, Inc. (a)	64,557	3,566,774
Other Information Services - 7.12%
Alibaba Group Holding Ltd. - ADR (a)	31,549	5,833,095
Facebook, Inc. (a)	5,298	953,958
YY, Inc. - ADR (a)	67,987	6,145,345
		12,932,398
Other Miscellaneous Store Retailers - 3.45%
Stamps.com, Inc. (a)	27,834	6,245,951
Other Professional, Scientific, and Technical Services - 0.50%
RealPage, Inc. (a)	21,070	912,331

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Schedule of Investments – October 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Other Schools and Instruction - 3.76%
New Oriental Education & Technology Group, Inc. - ADR	19,838	$1,651,315
TAL Education Group - ADR	188,284	5,177,810
		6,829,125
Other Telecommunications - 2.96%
Autohome, Inc. - ADR (a)	93,428	5,373,044
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.06%
Paycom Software, Inc. (a)	45,629	3,750,704
Radio and Television Broadcasting - 0.51%
Gray Television, Inc. (a)	59,702	929,560
Scientific Research and Development Services - 1.00%
PRA Health Sciences, Inc. (a)	22,271	1,813,528
Securities and Commodity Exchanges - 1.03%
CBOE Global Markets, Inc.	16,575	1,873,970
Semiconductor and Other Electronic Component Manufacturing - 22.76%
Advanced Energy Industries, Inc. (a)	59,861	5,071,424
Analog Devices, Inc.	10,099	922,039
Applied Materials, Inc.	113,431	6,400,911
Ichor Holdings Ltd. (a)	54,768	1,708,214
KEMET Corp. (a)	207,181	5,322,480
Lam Research Corp.	31,072	6,480,687
Microchip Technology, Inc.	19,569	1,855,141
NVIDIA Corp.	32,185	6,656,180
Universal Display Corp.	47,309	6,930,769
		41,347,845
Software Publishers - 4.04%
Adobe Systems, Inc. (a)	10,633	1,862,476
Red Hat, Inc. (a)	30,125	3,640,004
Veeva Systems, Inc. (a)	30,055	1,831,552
		7,334,032
Sound Recording Industries - 2.94%
SINA Corp. (a)	49,545	5,333,519

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Schedule of Investments – October 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Specialty Food Stores - 0.59%
GrubHub, Inc. (a)	17,572	$1,072,243
Traveler Accommodation - 3.35%
China Lodging Group Ltd. - ADR (a)	45,516	6,094,137
TOTAL COMMON STOCKS (Cost $164,397,712)		$180,689,365

SHORT TERM INVESTMENTS - 0.09%

Money Market Funds - 0.09%
Fidelity Government Portfolio - Class I, 0.92%(b)	164,384	$164,384
TOTAL SHORT TERM INVESTMENTS (Cost $164,384)		$164,384

Total Investments (Cost $165,453,197) - 100.02%		$181,742,296
Liabilities in Excess of Other Assets - (0.02)%		(32,535)
TOTAL NET ASSETS - 100.00%		$181,709,761

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2017

	Innovator McKinley Income Fund	Innovator IBD® 50 ETF
Assets:
Investments, at value*	$29,584,261	$181,742,296
Dividends, distributions from master limited partnerships, interest and other receivables	58,282	7,877
Receivable for fund shares sold	–	31,484,640
Prepaid expenses	17,143	–
Total Assets	29,659,686	213,234,813

Liabilities:
Payable for fund shares redeemed	3,330	–
Payable to Adviser	9,345	45,524
Payable for investments purchased	–	31,424,795
Accrued 12b-1 fees - Investor Class	4,005	–
Payable to Trustees	2,114	4,158
Payable to Custodian	954	2,673
Accrued expenses and other liabilities	45,264	47,902
Total Liabilities	65,012	31,525,052
Net Assets	$29,594,674	$181,709,761

Net Assets Consist of:
Capital Stock	$48,740,152	$173,706,991
Undistributed net investment income/(loss)	(324,470)	224,197
Accumulated net realized gain/(loss)	(21,318,334)	(8,510,526)
Net unrealized appreciation/(depreciation) on investments	2,497,326	16,289,099
Net Assets	$29,594,674	$181,709,761

Total Fund:
Net Assets	N/A	181,709,761
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	N/A	5,450,000
Net asset value price per share	N/A	$33.34
Investor Class:
Net Assets	29,594,674	N/A
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	1,903,038	N/A
Net asset value price per share	$15.55	N/A
* Cost of investments	$27,086,935	$165,453,197

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

	Innovator McKinley Income Fund		Innovator IBD® 50 ETF
	Period Ended October 31, 2017(1)	Year Ended November 30, 2016	Period Ended October 31, 2017(1)	Year Ended November 30, 2016
Investment Income:
Dividends	$1,348,301	$1,574,357	$258,720	$274,702
Less: Foreign withholding taxes withheld and issuance fees	(13,471)	(2,076)	(3,580)	(762)
Interest	5,960	2,250	502	204
	1,340,790	1,574,531	255,642	274,144

Expenses:
Investment advisory fee	285,825	339,347	316,435	289,338
Professional fees	39,488	58,315	39,856	37,499
Administration fees	32,253	39,024	49,081	52,505
Fund accounting fees	28,733	27,670	3,667	4,522
Transfer agent fees and expenses	30,051	31,562	–	–
12b-1 fees - Investor Class	28,579	38,088	–	–
Trustee fees and expenses	9,650	6,967	16,274	5,989
Printing and mailing expenses	13,898	22,754	7,444	18,305
Custody fees	2,217	10,866	14,166	17,552
Interest expense	–	3,001	–	–
Insurance expense	7,279	4,389	9,171	6,563
Registration fees	23,337	28,961	–	–
Organizational costs	–	–	–	17,808
Other expenses	1,322	2,408	11,631	16,566
Total expenses before expense limitation	502,632	613,352	467,725	466,647
Less: Advisory fees waived	(159,646)	(199,114)	(106,085)	(135,975)
Net expenses	342,986	414,238	361,640	330,672
Net Investment Income/(Loss)	997,804	1,160,293	(105,998)	(56,528)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	832,379	(4,232,787)	6,021,707	(3,973,897)
Redemptions sold in-kind	–	–	189,471	2,132,099
Foreign currency transactions	(68)	(524)	–	–
Net change in unrealized appreciation/(depreciation) on: Investments	1,044,732	4,546,719	12,105,699	(1,434,392)
Net realized and unrealized gain/(loss) on investments	1,877,043	313,408	18,316,877	(3,276,190)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,874,847	$1,473,701	$18,210,879	$(3,332,718)

(1)	The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change. See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Statements of Changes in Net Assets

	Period Ended October 31, 2017(3)	Year Ended November 30, 2016	Year Ended November 30, 2015
Operations:
Net investment income/(loss)	$997,804	$1,160,293	$3,607,710
Net realized gain/(loss) on investments	832,311	(4,233,311)	(9,597,651)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	1,044,732	4,546,719	(77,268)
Net increase/(decrease) in net assets resulting from operations	2,874,847	1,473,701	(6,067,209)

Dividends and distributions to shareholders:
Net investment income - Investor Class	(2,476,098)	(2,474,890)	(3,480,385)
Net investment income - Class I	(358)	(344)	(266,445)
Return of capital - Investor Class	(586,344)	–	–
Return of capital - Class I	(70)	–	–
Total dividends and distributions	(3,062,870)	(2,475,234)	(3,746,830)

Fund Share Transactions:
Investor Class Shares
Proceeds from shares sold	1,250,015	1,330,989	4,196,808
Proceeds from shares issued in connection with acquisition (1)	–	18,539,338	–
Shares issued to holders in reinvestment of dividends	2,896,108	2,358,559	3,358,978
Cost of shares redeemed*	(5,621,198)	(26,732,499)	(59,427,876)
Net increase/(decrease) in net assets from capital share transactions	(1,475,075)	(4,503,613)	(51,872,090)
Class I Shares
Proceeds from shares sold	–	–	–
Shares issued to holders in reinvestment of dividends	428	344	266,446
Cost of shares redeemed	(5,740)	(4,572,041)	–
Net increase/(decrease) in net assets from capital share transactions	(5,312)	(4,571,697)	266,446
Total increase/(decrease) in net assets	$(1,668,410)	$(10,076,843)	$(61,419,683)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Statements of Changes in Net Assets (Continued)

	Period Ended October 31, 2017(3)	Year Ended November 30, 2016	Year Ended November 30, 2015
Net Assets:
Beginning of period	$31,263,084	$41,339,927	$102,759,610
End of period**	$29,594,674	$31,263,084	$41,339,927
* Net of redemption fees of (2)	$—	$—	$3,437
** Including undistributed net investment income/(loss) of	$(324,470)	$1,275,902	$641,063

Change in Shares Outstanding:
Investor Class
Shares sold	78,838	87,219	234,366
Shares sold in connection with acquisition (1)	–	1,320,286	–
Shares issued to holders in reinvestment of dividends	186,469	149,456	181,075
Shares redeemed	(355,160)	(1,727,624)	(3,204,542)
Net increase/(decrease)	(89,853)	(170,663)	(2,789,101)
Class I (4)
Shares sold	–	–	–
Shares issued to holders in reinvestment of dividends	25	19	14,501
Shares redeemed	(324)	(273,284)	–
Net increase/(decrease)	(299)	(273,265)	14,501

(1)	On February 12, 2016, the McKinley Diversified Income Fund merged into the Investor Class. See note 1 of the Notes to the Financial Statements.
(2)	On December 1, 2015, the Fund no longer imposed a redemption fee on the sale of its shares.
(3)	The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change. See Note 1 in the Notes to the Financial Statements.
(4)	As of October 31, 2017, Class I of the Fund had no shareholders.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Statements of Changes in Net Assets

	Period Ended October 31, 2017 (1)	Year Ended November 30, 2016	Period Ended November 30, 2015 (2)
Operations:
Net investment income/(loss)	$(105,998)	$(56,528)	$(121,492)
Net realized gain/(loss) on investments	6,211,178	(1,841,798)	(11,025,057)
Net change in unrealized appreciation/(depreciation) on investments	12,105,699	(1,434,392)	5,617,792
Net increase/(decrease) in net assets resulting from operations	18,210,879	(3,332,718)	(5,528,757)

Dividends and distributions to shareholders:
Net investment income	–	–	–
Net realized gains	–	–	–
Total dividends and distributions	–	–	–

Fund Share Transactions:
Total Fund Shares
Proceeds from shares sold	128,836,927	–	90,134,690
Shares issued to holders in reinvestment of dividends	–	–	–
Cost of shares redeemed in-kind	(1,268,980)	(31,348,295)	(13,993,985)
Net increase/(decrease) in net assets from capital share transactions	127,567,947	(31,348,295)	76,140,705
Total increase/(decrease) in net assets	$145,778,826	$(34,681,013)	$70,611,948

Net Assets:
Beginning of period	$35,930,935	$70,611,948	$—
End of period*	$181,709,761	$35,930,935	$70,611,948

* Including undistributed net investment income/(loss) of	$224,197	$(92,502)	$(60,536)

Change in Shares Outstanding:
Total Fund
Shares sold	4,000,000	–	3,600,000
Shares issued to holders in reinvestment of dividends	–	–	–
Shares redeemed in-kind	(50,000)	(1,500,000)	(600,000)
Net increase/(decrease)	3,950,000	(1,500,000)	3,000,000

(1)	The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change. See Note 1 in the Notes to the Financial Statements.
(2)	Since Commencement of Operations on April 8, 2015.

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights

INVESTOR CLASS

	Period Ended October 31,		Year Ended November 30,				Period Ended November		Year Ended December		From January 31, 2012 (Inception Date) to December
	2017(10)		2016		2015		30, 2014(6)		31, 2013		31, 2012
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$15.68		$16.97		$19.72		$20.27		$19.28		$20.00

Operations:
Net investment income(loss)(9)	0.50	(5)	0.54	(5)	0.98	(5)	0.74	(5)	1.02	(5)	1.02
Net realized and unrealized gain/(loss)	0.95		(0.65)		(2.77)		(0.35)		0.95		(0.72)
Total from investment operations	1.45		(0.11)		(1.79)		0.39		1.97		0.30

Dividends and distributions to shareholders:
Dividends from net investment income	(1.28)		(1.18)		(0.96)		(0.78)		(0.94)		(1.02)
Distributions from net realized gains	—		—		—		—		(0.04)		—
Return of capital distributions	(0.30)		—		—		(0.16)		—		—
Total dividends and distributions	(1.58)		(1.18)		(0.96)		(0.94)		(0.98)		(1.02)
Change in net asset value for the period	(0.13)		(1.29)		(2.75)		(0.55)		0.99		(0.72)
Redemption fees per share	—		—		0.00	(3)(5)	0.00	(3)(5)	0.00	(3)(5)	0.00	(3)
Net asset value, end of period	$15.55		$15.68		$16.97		$19.72		$20.27		$19.28

Total return	9.61	%(2)	1.15	%(8)	-9.36%		1.79	%(2)	10.39%		1.48	%(2)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights (Continued)

INVESTOR CLASS

	Period Ended October 31,		Year Ended November 30,		Period Ended November		Year Ended December	From January 31, 2012 (Inception Date) to December
	2017(10)		2016	2015	30, 2014(6)		31, 2013	31, 2012
Ratios/supplemental data:
Net assets, end of period (000)	$29,595		$31,258	$36,706	$97,659		$104,097	$75,884
Ratio of net expenses to average net assets:
Before expense limitation arrangement(4)(7)	1.76	%(1)	1.81%	1.63%	1.54	%(1)	1.57%	1.68	%(1)
After expense limitation arrangement(4)(7)	1.20	%(1)	1.22%	1.36%	1.36	%(1)	1.35%	1.35	%(1)
Ratio of net investment income/(loss) to average net assets:
Before expense limitation arrangement(4)(9)	2.93	%(1)	2.83%	4.99%	3.67	%(1)	4.86%	6.05	%(1)
After expense limitation arrangement(4)(9)	3.49	%(1)	3.42%	5.26%	3.85	%(1)	5.08%	6.38	%(1)
Portfolio turnover rate	42	%(2)	64%	73%	40	%(2)	91%	46	%(2)

(1)	Annualized.
(2)	Not annualized.
(3)	Amount calculated is less than $0.005 per share.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the period.

(6)     The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.

(7)	The ratio of expenses to average net assets includes interest expense and proxy expense where applicable. See Note 4 in the Notes to the Financial Statements.
(8)	Includes performance history based off of the historical performance of an acquired fund in a Plan of Reorganization. See Note 1 in the Notes to the Financial Statements.
(9)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(10)	The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Financial Highlights

TOTAL FUND

	Period Ended October 31, 2017 (5)		Year Ended November 30, 2016	Period Ended November 30, 2015 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$23.95		$23.54	$25.00

Operations:
Net investment income/(loss)	0.03		(0.06)	(0.04)
Net realized and unrealized gain/(loss)	9.36		0.47	(1.42)
Total from investment operations	9.39		0.41	(1.46)

Dividends and distributions to shareholders:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—
Total dividends and distributions	—		—	—
Change in net asset value for the period	9.39		0.41	(1.46)
Net asset value, end of period	$33.34		$23.95	$23.54

Total return	39.17	%(2)	1.78%	-5.84	%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$181,710		$35,931	$70,612
Ratio of net expenses to average net assets:
Before expense limitation arrangement	1.03	%(1)	1.13%	1.13	%(1)
After expense limitation arrangement	0.80	%(1)	0.80%	0.80	%(1)
Ratio of net investment income/(loss) to average net assets:
Before expense limitation arrangement	-0.47	%(1)	-0.47%	-0.67	%(1)
After expense limitation arrangement	-0.24	%(1)	-0.14%	-0.34	%(1)
Portfolio turnover rate (4)	501	%(2)	1041%	546	%(2)

(1)	Annualized.
(2)	Not annualized.
(3)	Since Commencement of Operations on April 8, 2015.
(4)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(5)	The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust, formerly Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of two operational  series, collectively the (“Funds”): the Innovator McKinley Income Fund (“IMIFX-IMIIX”), consisting of two classes, the Investor Class which commenced operations on January 31, 2012 and Class I which commenced operations on April 2, 2013; and the Innovator IBD® 50 ETF (“FFTY”), previously Innovator IBD® 50 Fund, which commenced operations on April 8, 2015.  Prior to December 1, 2015 IMIFX-IMIIX’s Investor Class was designated as Class A shares.  On February 12, 2016 the Investor Class of IMIFX-IMIIX acquired all the net assets of the McKinley Diversified Income Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), in a reorganization.  The Predecessor Fund’s performance history has been adopted by IMIFX-IMIIX following the reorganization.  The performance of the Investor Class shares of IMIFX-IMIIX is based off of the historical performance of the Investor Class shares of the Predecessor Fund prior to the reorganization.  IMIFX-IMIIX’s Class I is an institutional class and does not charge a 12b-1 fee to its shareholders. As of October 31, 2017, Class I had no shareholders. IMIFX-IMIIX seeks current income and long-term capital appreciation.  FFTY is an exchange traded fund that does not charge a sales load, have a redemption fee and currently does not charge a 12b-1 fee to its shareholders.  FFTY seeks long-term capital appreciation.

Effective August 31 and October 16, 2017, the fiscal year end was changed from November 30 to October 31 of each year for FFTY and IMIFX-IMIIX, respectively.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Trust’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended mutual funds are valued at that day’s NAV.  Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board of Trustees (the “Board”).  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Trust’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no transfers between all levels during the year for the Funds.  Transfers between levels are recognized at the end of the reporting period.

IMIFX-IMIIX
	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$3,937,030	$-	$-	$3,937,030
Common Stocks	7,581,401	-	-	7,581,401
Master Limited Partnerships	9,986,028	-	-	9,986,028
Business Development Companies	4,760,066	-	-	4,760,066
Investment Companies	1,012,252	-	-	1,012,252
Short Term Investments	1,401,359	-	-	1,401,359
Exchange Traded Funds	906,125	-	-	906,125
Total Investments in Securities	$29,584,261	$-	$-	$29,584,261

FFTY
	Level 1	Level 2	Level 3	Total
Common Stocks	$180,689,365	$-	$-	$180,689,365
Real Estate Investment Trusts	888,547	-	-	888,547
Short Term Investments	164,384	-	-	164,384
Total Investments in Securities	$181,742,296	$-	$-	$181,742,296

See the Schedules of Investments for the investments detailed by industry classification.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Management of the Funds has reviewed the Funds’ tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal period ended October 31, 2017.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2017, the funds made the following permanent book-to-tax reclassifications primarily related to the treatment of partnership securities, adjustments on sales of passive foreign investment companies and redemptions in kind:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
IMIFX-IMIIX	$24,605	$(390,335)	$365,730
FFTY	422,697	(605,004)	182,307

Distributions to Shareholders:

IMIFX-IMIIX intends to declare and distribute its net investment income, if any, as dividends quarterly.  FFTY intends to declare and distribute its net investment income, if any, as dividends annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis using the effective yield method.  Distributions received from IMIFX-IMIIX’s investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, IMIFX-IMIIX uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of IMIFX-IMIIX.  The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized loss on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares of IMIFX-IMIIX based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for IMIFX-IMIIX’s Investor Class shares.  The Plan is designed to compensate IMIFX-IMIIX’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  Effective January 1, 2016, IMIFX-IMIIX paid a monthly fee at the annual rate of up to 0.10% of the average daily net assets of IMIFX-IMIIX’s Investor Class shares in regards to qualified expenses under the Plan.  On January 1, 2016, the annual 12b-1 fee applicable to the Investor Class was reduced from no greater than 0.25% to no greater than 0.10% of average daily net assets of the Investor Class.  The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees.  For the period ended October 31, 2017, the Investor Class of IMIFX-IMIIX incurred $28,579 of expenses pursuant to the Plan.  The Trust has adopted a Distribution and Service (12b-1) Plan for FFTY, however no 12b-1 fees are currently paid by FFTY, and there are no plans to impose these fees.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

From December 1, 2016 to May 8, 2017 the Trust entered into investment advisory agreements and expense limitation agreements with Innovator Management LLC (the “Prior Advisor”). The assets of the Prior Advisor were purchased by Innovator Capital Management, LLC (the “Advisor”) effective May 9, 2017 (the “Transaction”).  In anticipation of the Transaction, the Board of the Trust approved interim Advisory Agreements and interim Expense Limitation Agreements as of May 9, 2017 between the Trust, on behalf of each Fund, and the Advisor that contained terms and conditions substantially identical to the investment advisory agreements and expense limitation agreements with the Prior Advisor, including advisor compensation, except that the interim Agreements each provide for a term of not more than 150 days and require that investment advisory fees earned under the interim Agreements be paid into an escrow account, pending shareholder approval of new investment advisory agreements. A special meeting of the Funds’ shareholders was held on August 7, 2017 at which shareholders, of the respective Funds of the Trust approved new investment advisory and expense limitation agreements with the Advisor. The new investment advisory agreements contained terms and conditions substantially identical to the investment advisory agreements with the Prior Advisor.

The prior, interim and current Advisory Agreements provided for advisory fees computed daily and paid monthly at an annual rate of 1.00% of IMIFX-IMIIX’s average daily net assets and 0.70% of FFTY’s average daily net assets. The Prior Advisor appointed McKinley Capital Management, LLC and Penserra Capital Management LLC, as sub-advisors to IMIFX-IMIIX and FFTY, respectively. The Advisor is responsible for compensating the sub-advisors for their services to the Funds.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Trust entered into Expense Limitation Agreements on behalf of each Fund with the Prior Advisor and Advisor. Under the terms of the Expense Limitation Agreement with IMIFX-IMIIX, the Prior Advisor and Advisor contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets for both Investor Class and Class I of IMIFX-IMIIX.  Under the terms of the Expense Limitation Agreement with FFTY, the Prior Advisor and Advisor contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY. Pursuant to the Expense Limitation Agreements for the Funds, the Advisor is not entitled to recoup any fees that the Prior Advisor waived and/or Fund expenses that the Prior Advisor paid. Pursuant to the Expense Limitation Agreements, the Advisor is entitled to recoup any fees that the Advisor waived and/or Fund expense payments that the Advisor paid under the current Expense Limitation Agreements for the Funds that became effective May 9, 2017 for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the respective Fund to exceed any applicable expense limitation that was in place for the respective Fund when the fees were waived or expenses were paid. For the period ended October 31, 2017, the Prior Advisor and the Advisor in aggregate waived $159,646 and $106,085 of their advisory fees for IMIFX-IMIIX and FFTY, respectively, and did not recoup any of their waived fees. The table below indicates the amount of fees that the Advisor may recoup:

	Recovery Expiring on
	10/31/2020	Total
IMIFX-IMIIX	$85,613	$85,613
FFTY	54,700	54,700

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

5.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2017, purchases and sales of investment securities, other than in-kind purchases and sales, short-term investments and short-term U.S. Government obligations were as follows:

	IMIFX-IMIIX	FFTY
Purchases:
U.S. Government	$—	$—
Other	12,464,040	281,901,151
Sales:
U.S. Government	$—	$—
Other	16,710,113	281,785,463

For the period ended October 31, 2017, in-kind transactions associated with creations and redemptions of FFTY were $128,581,303 and $1,265,617, respectively.  Net capital gains or losses resulting from in-kind redemptions are excluded from FFTY’s taxable gains and are not distributed to shareholders.

For the period ended October 31, 2017, FFTY paid $31,521 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliated broker of FFTY.

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	IMIFX-IMIIX	FFTY
Cost of Investments	$28,565,780	$166,510,886
Gross Unrealized Appreciation	3,140,325	17,963,301
Gross Unrealized Depreciation	(2,121,844)	(2,731,891)
Net Unrealized Appreciation/(Depreciation) on Investments	$1,018,481	$15,231,410

The differences between book basis and tax basis cost on investments is primarily attributable to wash sale loss deferrals and differences in the tax treatment of partnership securities and mark to market on passive foreign investment companies.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

As of October 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	IMIFX-IMIIX	FFTY
Accumulated Capital and Other Losses	$(20,163,959)	$(7,706,062)
Undistributed Ordinary Income	—	477,422
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	1,018,481	15,231,410
Total Accumulated Income/(Loss)	$(19,145,478)	$8,002,770

At October 31, 2017, IMIFX-IMIIX and FFTY did not defer any post-October losses or late year ordinary losses.

At October 31, 2017, the Funds had capital loss carryforwards as indicated below:

	IMIFX-IMIIX	FFTY
Indefinite Short-Term	$8,045,833	$7,669,097
Indefinite Long-Term	$12,118,126	$—

The tax character of distributions paid by the Funds during the fiscal periods ended October 31, 2017 and November 30, 2016 were as follows:

	IMIFX-IMIIX		FFTY
	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$2,476,456	$2,475,234	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	586,414	—	—	—
Total Distributions Paid	$3,062,870	$2,475,234	$—	$—

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

7.	OFFERING PRICE PER SHARE

The public offering price for the Investor Class and Class I of IMIFX-IMIIX is the net asset value.

Shares of FFTY are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). FFTY issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of FFTY. Shares of FFTY may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed creation transaction fee is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the creation transaction fee may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from FFTY. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

8.	LINE OF CREDIT ARRANGEMENT

IMIFX-IMIIX is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring July 12, 2018.  IMIFX-IMIIX may borrow up to $5 million.  Interest is charged on borrowings at the prevailing prime rate and reflected as interest expense on the Statement of Operations.  IMIFX-IMIIX intends to use this line of credit to increase the efficiency of cash flow management.  For the period ended October 31, 2017, IMIFX-IMIIX had average daily borrowings of $39 and a maximum daily borrowing of $13,000 on January 3, 2017, with interest charged at 3.75%.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

9.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

Tait, Weller & Baker LLP was previously the independent registered public accounting firm for the Trust. Effective October 2, 2017, that firm resigned and was replaced by Cohen & Company, Ltd. (“Cohen”) Cohen’s appointment as the independent registered public accounting firm for the Trust was recommended by the audit committee of the board of trustees and approved by the full board.

During the past two fiscal years ended November 30, 2016 and 2015, and the subsequent interim period through October 2, 2017, there were no: (1) disagreements with Tait, Weller & Baker LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events.

The audit reports of Tait, Weller & Baker LLP on the financial statements of the Trust as of and for the years ended November 30, 2016 and 2015 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

10.	PLAN OF REORGANIZATION

On February 12, 2016, the Investor Class of IMIFX-IMIIX acquired all the net assets of the McKinley Diversified Income Fund (the “Predecessor Fund”), pursuant to a Plan of Reorganization approved by the Predecessor Fund shareholders on January 28, 2016. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,320,286 shares of the Investor Class of IMIFX-IMIIX (valued at $18,539,338) for all (82,878 and 1,152,989 shares, respectively) of the Investor Class and Institutional Class shares outstanding of the Predecessor Fund on February 12, 2016. For financial reporting purposes, assets received and shares issued by IMIFX-IMIIX were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of IMIFX-IMIIX’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Predecessor Fund’s net assets at that date ($18,539,338), including $2,272,796 of unrealized depreciation, were combined with those of the Investor Class of IMIFX-IMIIX. The aggregate net assets of IMIFX-IMIIX immediately before the acquisition were $20,033,727. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been included in IMIFX-IMIIX’s statement of operations since February 12, 2016.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Assuming the acquisition had been completed on December 1, 2015, the beginning of the annual reporting period of IMIFX-IMIIX, IMIFX-IMIIX’s pro forma results of operations for the year ended November 30, 2016, are as follows:

Net investment income	$1,412,160
Net realized loss on investments	(5,428,103)
Net decrease in net assets resulting from operations	(1,640,050)

The Predecessor Fund’s performance history has been adopted by IMIFX-IMIIX following the Reorganization. The performance of the Investor Class shares and Class I shares of IMIFX-IMIIX are based off of the historical performance of the Investor Class shares of the Predecessor Fund prior to the Reorganization.

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(4) of the Investment Company Act of 1940. As of October 31, 2017, McKinley Capital Management, LLC and affiliates held 48.5% of Innovator McKinley Income Fund and are therefore considered to control the Fund.

12.	UNCERTAINTY

The Adviser and the Board are considering strategic alternatives for the Innovator McKinley Income Fund. This results in uncertainty regarding the future of the Fund.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

13.	RESULTS OF THE SPECIAL MEETING OF SHAREHOLDERS OF THE TRUST (Unaudited)

A special meeting of the Fund’s shareholders was held on August 7, 2017. The matters voted on by the shareholders and the results of the vote at the shareholders meeting were as follows:

Proposal 1:

To approve a new investment advisory agreement on behalf of each Fund

	Fund	Shares Voted	% of Shares Voted	% of Outstanding Shares Voted
For	IMIFX-IMIIX	1,068,158	66.2%	54.1%
Against	IMIFX-IMIIX	1	0.0%	0.0%
Abstain	IMIFX-IMIIX	6,822	0.4%	0.4%
For	FFTY	756,710	58.1%	50.5%
Against	FFTY	10,627	0.8%	0.7%
Abstain	FFTY	7,781	0.6%	0.5%
Broker Non-Vote	FFTY	528,281	40.5%	35.2%

Proposal Passed

Proposal 1a:

To elect trustees to the Board of Trustees

	Fund	Shares Voted	% of Shares Voted	% of Outstanding Shares Voted
Mark Berg - For	IMIFX-IMIIX	1,602,944	99.4%	81.2%
Mark Berg - Abstain	IMIFX-IMIIX	9,496	0.6%	0.5%
Joe Stowell - For	IMIFX-IMIIX	1,602,944	99.4%	81.2%
Joe Stowell - Abstain	IMIFX-IMIIX	9,496	0.6%	0.5%
Brian J. Wildman - For	IMIFX-IMIIX	1,602,944	99.4%	81.2%
Brian J. Wildman - Abstain	IMIFX-IMIIX	9,496	0.6%	0.5%
H. Bruce Bond - For	IMIFX-IMIIX	1,602,944	99.4%	81.2%
H. Bruce Bond - Abstain	IMIFX-IMIIX	9,496	0.6%	0.5%
Mark Berg - For	FFTY	1,290,326	99.0%	86.0%
Mark Berg - Abstain	FFTY	13,073	1.0%	0.9%
Joe Stowell - For	FFTY	1,290,326	99.0%	86.0%
Joe Stowell - Abstain	FFTY	13,073	1.0%	0.9%
Brian J. Wildman - For	FFTY	1,290,326	99.0%	86.0%
Brian J. Wildman - Abstain	FFTY	13,073	1.0%	0.9%
H. Bruce Bond - For	FFTY	1,280,700	98.3%	85.4%
H. Bruce Bond - Abstain	FFTY	22,699	1.7%	1.5%

INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innovator McKinley Income Fund and Innovator IBD 50® ETF (formerly Innovator IBD® 50 Fund) and Board of Trustees of Innovator ETFs Trust (formerly Academy Funds Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Innovator ETFs Trust comprising Innovator McKinley Income Fund and Innovator IBD 50® ETF (the “Funds”) as of October 31, 2017, and the related statements of operations and changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying statements of operations, changes in net assets and financial highlights for the years or periods ended November 30, 2016 and prior, were audited by other auditors whose report dated January 27, 2017, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 29, 2017

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS
Name, Address and Age	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees
Mark Berg 120 N. Hale Street Suite 200, Wheaton, IL 60187 Age: 46	Trustee	Since 2017	President and Founding Principal of Timothy Financial Counsel Inc. (Since 2001).	2	None
Joe Stowell 120 N. Hale Street Suite 200, Wheaton, IL 60187 Age: 48	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (Since September 2015); Executive Vice President and Chief Operating Officer, English Language Institute/China (From 2007 to 2015).	2	None
Brian J. Wildman 120 N. Hale Street Suite 200, Wheaton, IL 60187 Age: 54	Trustee	Since 2017	Executive Vice President, Consumer Banking (Since March 2016), Chief Risk Officer (From April 2013 to March 2016), Head of Wealth Management (2003-2013) and Head of Commercial Services (2010-2013), MB Financial Bank.	2	MB Financial Bank (Since 2003); and Missionary Furlough Homes, Inc. (Since 2008).

INNOVATOR ETFs TRUST

Interested Trustee & Officer
H. Bruce Bond 120 N. Hale Street Suite 200, Wheaton, IL 60187 Age: 54	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (May 2017 to present); formerly Chairman (2010-2013) and President and CEO (2006-2010), Invesco PowerShares Capital Management LLC; formerly Co-Founder, President and CEO, PowerShares Capital Management (2002 to 2006); formerly Chairman; PowerShares Fund Board (2002 to 2013).	2	None
Officers
John W. Southard 120 N. Hale Street, Suite 200, Wheaton, IL 60187 Age: 47	Vice President, Treasurer and Principal Financial Accounting Officer	Since May 2017	Chief Investment Officer, Innovator Capital Management, LLC (May 2017 to present); Director and Co-Founder, T2 Capital Management, LLC (2010 to present); formerly Co-Founder and Head of Research and Trading, PowerShares Capital Management (2002 to 2009)	2	Independent Trustee, ETF Managers Group, LLC (2012 to present)
Michael D. Gries (1) 120 N. Hale Street, Suite 200, Wheaton, IL 60187 Age: 42	Vice President, Chief Compliance Officer and Secretary	Vice President since 2007; Chief Compliance Officer and Secretary since 2009	CCO of Academy Asset Management LLC, since 2009; CCO of Innovator Management LLC Since 2011; Operations Manager, Academy Asset Management LLC, Since 2007	2	None

*	The Fund’s Trustees serve for an indefinite term until their resignation, death or removal. The Fund’s officers are elected annually by the Board and serve at the Board’s pleasure.

(1)

On October 16, 2017 Mike Gries resigned his positions held with the Trust effective December 31, 2017. On October 16, 2017 Mike Wiederholt was appointed by the Trust’s Board of Trustees as Trust Chief Compliance Officer effective December 1, 2017.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST

2.	Discussion Regarding Approval of Investment Advisory Agreement (Unaudited)

At a special in-person Board meeting held on March 23, 2017, the Board, including the Independent Trustees, discussed and approved the New Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund, and determined to recommend that Shareholders approve the New Investment Advisory Agreements. In considering information relating to the approval of the New Investment Advisory Agreements, the Board, and the Independent Trustees, received assistance and advice from counsel and Independent Trustees' counsel, and was provided with a written description of their responsibilities in approving the New Investment Advisory Agreements. The Independent Trustees had requested and been provided with detailed materials prepared by Innovator Management and the Adviser relating to the Transaction and the Adviser in advance of the meeting. At the meeting, the Trustees discussed the Transaction with representatives of the Adviser, including the strategic rationale for the Transaction, and the Adviser's general plans and intentions regarding the operations and management of the Funds and the Trust.  At the meeting, representatives of the Adviser responded to questions from the Board.

In connection with the Board's review of the New Investment Advisory Agreements, the Adviser advised the Trustees on a variety of matters, including the following:

●

No material changes were contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their Shareholders, including investment management, distribution, or other Shareholder services.

●

The Adviser has agreed that it will, and will cause each of its affiliates to, conduct its business and use commercially reasonable efforts in such a way as to ensure that no undue burden is imposed on the Fund as contemplated by Section 15(f) due to the Transaction.

In addition to the information provided by the Adviser as described above, the Board also considered, among other factors, the following:

●

The reputation, experience, and resources of the Adviser, including its Principals. The Adviser's founder also founded PowerShares in early 2003. As founder and Chief Executive Officer of PowerShares, Mr. Bond pioneered many firsts in the ETF industry. In 2006, PowerShares was acquired by Invesco, a global asset manager. Mr. Bond remained the President and Chief Executive Officer of PowerShares and Chairman of the Board of the PowerShares Funds until September of 2011. During his time at PowerShares, Mr. Bond helped develop, list and distribute over 130 fund products on various exchanges located in the United States and throughout Europe, with assets under management in excess of $80 billion.

INNOVATOR ETFs TRUST

●

The significant financial resources of the principals of the Adviser that the Adviser indicated would benefit the Funds by providing a more robust operational infrastructure and a dedicated team designed to grow the assets of each Fund.

●	The terms and conditions of the New Investment Advisory Agreements, including that each Fund's contractual fee rate under the New Investment Advisory Agreements will remain the same.

●

At its in-person meeting on March 23, 2017, the Board reviewed the New Investment Advisory Agreements as required by the 1940 Act and determined that the Adviser had the capabilities, resources, experience and personnel necessary to provide the level of investment management services provided to the Funds pursuant to the Prior Investment Advisory Agreements. The Board carefully considered that the advisory fees to be paid by the Funds would remain the same and acknowledged the Adviser's willingness to continue to waive fees and/or reimburse expenses in order to cap the costs paid by Fund shareholders. The Board also considered the sub-advisory fee to be paid to the Sub-Advisers by the Adviser and such other matters that the Board considered relevant in the exercise of its reasonable judgment.

●

The Adviser has agreed to pay all expenses of the Funds in connection with the Board's consideration of the New Investment Advisory Agreements and related agreements and all costs of this proxy solicitation. As a result, the Funds will bear no costs in obtaining shareholder approval of the New Investment Advisory Agreements.

●

McKinley and Penserra will continue to serve as sub-advisers to the Innovator McKinley Income Fund and the Innovator IBD® 50 Fund, respectively, following the Transaction, and will continue to manage the day-to-day investment and reinvestment of the assets in the Funds.

Certain of these considerations are discussed in more detail below.

In making the decision to approve the New Investment Advisory Agreements, the Independent Trustees gave attention to all information furnished.  The following discussion identifies the primary factors taken into account by the Board in approving the New Investment Advisory Agreements.

INNOVATOR ETFs TRUST

The nature, extent, and quality of services to be provided to the Funds by the Adviser.  The Board considered materials provided describing the services to be provided by the Adviser to each Fund and its Shareholders.  In reviewing the nature, extent, and quality of services to be provided to each Fund, the Board considered that the New Investment Advisory Agreements will be substantially identical to the Prior Investment Advisory Agreements, and therefore considered the reviews conducted at the previous Board meetings at which such agreements were approved. At such meetings, the Board carefully considered Innovator Management's advisory fees and compared them to the advisory fees charged by other funds within such Funds' comparative Morningstar peer groups.  In this regard, the Board noted the continuity between the prior and new agreements with respect to the Adviser's anticipated responsibilities as the Funds' investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund's securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Advisers to the Funds; the Adviser's strategic plans to market the Funds; and the Adviser's expected adoption of the existing compliance structure for the Funds to monitor compliance with the Funds' respective investment objectives, strategies and restrictions on a day-to-day basis and undertaking to report to the Board on a quarterly basis and as otherwise deemed necessary or appropriate.

The Board noted the Adviser's adoption of the Trust's code of ethics. The Board also considered the fact that the Funds operate under manager-of-managers exemptive relief that was obtained by Innovator Management from the SEC, and that the Adviser will ultimately be responsible for overseeing compliance with the exemptive order.  Based on their consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, extent, and quality of services to be provided by the Adviser, as well as the Adviser's ability to render such services based on its experience, operations, and resources.

Comparison of services to be provided and fees to be charged by the Adviser and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds.  At this meeting, the Board carefully considered the Adviser's proposed advisory fee structure, noting that it was identical to the structure under the Prior Investment Advisory Agreements, and therefore considered the expense comparison data for the Funds provided in connection with the previous Board meetings at which such agreements were approved. The Board also acknowledged the Adviser's willingness to continue to waive fees and/or reimburse expenses in order to cap the costs paid by Fund Shareholders and considered the sub-advisory fees paid to the Sub-Advisers by the Adviser.

INNOVATOR ETFs TRUST

Investment performance of the Adviser. The Board noted that the Adviser does not have any performance history with respect to management of the Funds or funds with similar investment programs.  The Adviser, however, confirmed to the Board that the Sub-Advisers, who are currently responsible for the day-to-day management of their respective Fund's portfolio, are expected to remain in that role.  Therefore, the Board considered performance reports that were provided throughout the year and considered each Fund's performance compared to relative benchmark indices over one-year, three-year and year-to-date periods, as applicable. The Trustees considered factors, including but not limited to, each Sub-Adviser's management style and overall market conditions that had affected the performance of the Funds relative to their benchmarks. The Board also considered the Innovator McKinley Income Fund's performance compared to both its Morningstar peer group, relative benchmark indices, and the "pass-through" peer group selected by Innovator Management over one-year and year-to-date periods, as provided in connection with the previous Board meeting at which such agreement was approved.  The Board also noted the proposed continuity of the operations of the Funds, including with respect to their investment objectives and strategies, following the closing of the Transaction.

Profitability and Economies of Scale.  The Board reviewed expected costs, profitability and any "fall out" or ancillary benefits that may accrue to the Adviser as a result of its proposed relationship with the Funds.  Based on the information provided, the relative size of the Funds, and the fact that the Adviser was recently formed, the Trustees concluded that there did not appear to be any significant benefits in this regard.

Conclusion.  Based on the totality of the information considered, the Trustees concluded that the Funds were likely to benefit from the nature, extent and quality of Adviser's services and that the Adviser has the ability to provide these services based on its significant experience, operations and resources. After evaluation of the performance, fee and expense information, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the Adviser, the Trustees, including a majority of the Independent Trustees, approved the New Investment Advisory Agreements, concluding that the advisory fee rates are reasonable in relation to the services provided to each Fund and that the New Investment Advisory Agreements are in the best interests of the Shareholders and the Funds.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

3.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

4.     TAX NOTICE

The percentage of dividend income distributed for the year ended October 31, 2017, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, was 36.92% and 0.00% for IMIFX-IMIIX and FFTY, respectively.  23.14% and 0.00% of the dividends paid by IMIFX-IMIIX and FFTY, respectively, qualify for the corporate dividends received deduction.  For the year ended October 31, 2017, 0.00% and 0.00% of the ordinary income distributions paid by IMIFX-IMIIX and FFTY, respectively, were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

5.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

7.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

INNOVATOR MCKINLEY INCOME FUND

INVESTMENT SUB-ADVISOR

McKinley Capital Management, LLC

3301 C Street, Suite 500

Anchorage, AK 99503

INNOVATOR IBD® 50 ETF

INVESTMENT SUB-ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INNOVATOR MCKINLEY INCOME FUND DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

INNOVATOR IBD 50® ETF DISTRIBUTOR

Foreside Distributors

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed March 06, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2017	FYE 11/30/2016
Audit Fees	$28,000	$29,500
Audit-Related Fees
Tax Fees	$7,000	$5,000
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2017	FYE 11/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2017	FYE 11/30/2016
Registrant	$7,000	$5,000
Registrant’s Investment Adviser

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)*   /s/ Bruce Bond

 Bruce Bond, President

Date          1/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Bruce Bond

 Bruce Bond, President

Date          1/8/2018

By (Signature and Title)*   /s/ John Southard

 John Southard, CIO

Date          1/8/2018

* Print the name and title of each signing officer under his or her signature.